Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Leases Text Block [Abstract]
Schedule of information on leases	Information on leases:
	Year ended December 31,
	2022	2021	2020
	USD in thousands

Interest expense on lease liabilities	258	210	5
Expenses on short-term leases	-	-	52
Total cash outflow for leases	2,240	1,175	57

Schedule of right-of-use assets, net	Disclosures in respect of right-of-use assets, net:
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	7,510	1,262	8,772
Additions during the year:
New leases	243	711	954
Adjustments arising from indexation	379	-	379
Adjustments arising from translating financial statements from functional currency to presentation currency	(901)	(179)	(1,080)

Balance as of December 31, 2022	7,231	1,794	9,025

Accumulated depreciation:

Balance as of January 1, 2022	168	369	537
Additions during the year:
Depreciation in the year	1,445	695	2,140
Adjustments arising from translating financial statements from functional currency to presentation currency	(85)	(74)	(159)

Balance as of December 31, 2022	1,528	990	2,518

Depreciated cost as of December 31, 2022	5,703	804	6,507

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2021	168	-	168
Additions during the year:
Initial consolidation of subsidiaries	3,790	1,248	5,038
New leases	5,542	-	5,542
Disposals during the year:
Terminated leases	(2,211)	-	(2,211)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	221	14	235

Balance as of December 31, 2021	7,510	1,262	8,772

Accumulated depreciation:

Balance as of January 1, 2021	84	-	84
Additions during the year:
Depreciation in the year	214	355	569
Disposals during the year:
Terminated leases	(136)	-	(136)
Adjustments arising from translating financial statements from functional currency to presentation currency	6	14	20

Balance as of December 31, 2021	168	369	537

Depreciated cost as of December 31, 2021	7,342	893	8,235